Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets
Other Assets

19. Other Assets

	December 31	December 31
($ millions)	2023	2022
Investments(1)	490	532
Prepaids	661	481
Pension (note 23)	207	212
Other(1)	352	541
	1 710	1 766
(1)	Prior period amounts have been reclassified to align with current period presentation of Other Assets. For the year ended December 31, 2022, $226 million was reclassified from Investments to Other. This reclassification had no effect on the other assets presentation on the consolidated balance sheet.

Prepaids includes long-term accounts receivable related to deposits paid on account to support reclamation activities into the Syncrude Reclamation Trust and emissions credits and are unlikely to be settled within one year.

Other includes long-term accounts receivable related to Notices of Reassessments that have been received from the Canada Revenue Agency and are unlikely to be settled within one year.